Financial instruments and risk management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 290	£ 561
Related amounts not offset in the Group balance sheet	(199)	(405)
Amount presented in the Group balance sheet, liabilities	(395)	(929)
Related amounts not offset in the Group balance sheet	199	405
Amount presented in the Group balance sheet	(105)	(368)
Net amount	(105)	(368)
Financial assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	91	156
Financial liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	£ (196)	£ (524)